UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/16

FORM N-CSR

Item 1.                         Reports to Stockholders.

General Government Securities Money Market Fund

ANNUAL REPORT November 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Government Securities Money Market Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for General Government Securities Money Market Fund, covering the 12-month period from December 1, 2015 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite bouts of market volatility stemming from various global economic developments. In December 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through November 30, 2016, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2016, General Government Securities Money Market Fund’s Class A shares produced a yield of 0.01%, Class B shares yielded 0.01%, and Dreyfus Class shares yielded 0.01%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced effective yields of 0.01%, 0.01%, and 0.01%, respectively for the same periods.1

International economic conditions and low inflation prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged between an initial rate hike in December 2015 and the end of the reporting period, but money market yields climbed modestly in anticipation of a widely expected rate hike in December 2016.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

U.S. Economy Gathered Momentum

The reporting period began in the midst of global economic headwinds, but the U.S. economy continued to grow as domestic labor markets strengthened in December 2015 with a 5.0% unemployment rate and 271,000 new jobs created. The Fed responded in mid-December to the improving labor market by hiking the federal funds rate 25 basis points to between 0.25% and 0.50%.

An economic slowdown in China, plunging commodity prices, and global stock market declines in January 2016 sparked a flight to quality among investors, yet U.S. economic data remained positive when the unemployment rate slid to 4.9% and 172,000 jobs were added. Employment data improved further in February with 242,000 new jobs and a steady unemployment rate. Manufacturing activity expanded in March for the first time in six months due to surging order volumes and rebounding raw materials prices, but the unemployment rate returned to 5.0% despite the creation of 186,000 new jobs. The U.S. economy grew at a 1.1% annualized rate over the first quarter of 2016.

April saw the addition of 144,000 new jobs, and the unemployment rate remained unchanged. In contrast, manufacturing and utility output advanced strongly, and inflation accelerated amid recovering energy prices. Economic data were mixed in May when only 24,000 new jobs were created while the unemployment rate declined to 4.7% as workers left the labor force. Investors remained cautious in June due to uncertainty surrounding a referendum in Great Britain to leave the European Union. Meanwhile, an unexpectedly

3

DISCUSSION OF FUND PERFORMANCE (continued)

robust 271,000 jobs were created during the month and the unemployment rate increased to 4.9%. Nonetheless, U.S. GDP grew at only a 1.4% annualized rate over the second quarter.

Robust job growth continued in July with the addition of 252,000 positions, an unchanged unemployment rate, and higher average hourly earnings. The manufacturing and services sectors continued to expand, but at slower rates. August brought more disappointing economic news, including a decline in new job creation to 176,000 positions. Activity in the manufacturing sector contracted in August after five consecutive months of expansion. In September, 208,000 new jobs were added even as the unemployment rate ticked higher to 5.0%. U.S. GDP grew at a relatively robust 3.2% annualized rate for the third quarter overall.

The financial markets proved volatile during October due to political uncertainty ahead of the U.S. election, but economic data generally remained positive. The unemployment rate ticked lower to 4.9% as an estimated 142,000 jobs were created and quarterly corporate earnings came in higher than most analysts expected. November saw a post-election rally in most financial markets when investors looked forward to new fiscal and tax policies. Consumer confidence rose to its highest level since July 2007, and the unemployment rate slid to 4.6% while 178,000 new jobs were created.

Fed Hikes Short-Term Rates

Just weeks after the reporting period’s end, the Fed raised the federal funds rate by another 0.25 percentage points to between 0.50% and 0.75% “in view of realized and expected labor market conditions and inflation.” This increase was widely anticipated by investors, and money market yields already had climbed modestly to reflect the higher benchmark rate. While many analysts expect the Fed to raise short-term rates further in 2017, any increases are likely to be modest and gradual.

Therefore, we have maintained the fund’s weighted average maturity in a range that is consistent with industry averages, and we have retained our longstanding focus on quality and liquidity.

December 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the funds reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$2.00	$2.00	$2.10
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$2.02	$2.02	$2.12
Ending value (after expenses)	$1,023.00	$1,023.00	$1,022.90

† Expenses are equal to the fund’s annualized expense ratio of .40% for Class A, .40% for Class B and for .42% Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
November 30, 2016

U.S. Government Agencies - 36.5%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
12/16/16	0.54	33,000,000	[a]	32,990,757
12/29/16	0.72	25,000,000	[a]	25,005,708
Federal Home Loan Bank:
12/1/16	0.55	50,000,000	[a]	49,997,474
12/6/16	0.50	50,000,000	[a]	49,997,884
12/8/16	0.62	50,000,000	[a]	50,000,000
12/14/16	0.74	25,000,000	[a]	24,995,534
12/21/16	0.51	50,000,000	[a]	50,000,000
12/25/16	0.59	25,000,000	[a]	24,999,598
1/6/17	0.45	75,000,000		74,966,250
1/13/17	0.36	100,000,000		99,957,597
1/18/17	0.34	168,840,000		168,763,459
1/19/17	0.82	50,000,000	[a]	50,000,000
2/6/17	0.35	50,000,000		49,967,431
Federal Home Loan Mortgage Corp.:
1/23/17	0.33	80,000,000	[b]	79,960,662
2/6/17	0.41	100,000,000	[a,b]	100,000,000
Federal National Mortgage Association:
12/26/16	0.63	50,000,000	[a,b]	49,999,218
Total U.S. Government Agencies (cost $981,601,572)				981,601,572
U.S. Treasury Bills - 5.6%
12/29/16 (cost $149,962,083)	0.33	150,000,000		149,962,083
U.S. Treasury Floating Rate Notes - 1.5%
12/1/16 (cost $40,016,455)	0.73	40,000,000	[a]	40,016,455
U.S. Treasury Notes - 19.3%
1/31/17	0.43	75,000,000		75,333,112
2/28/17	0.39	200,000,000		201,279,660
3/31/17	0.55	90,000,000		90,796,935
6/15/17	0.59	150,000,000		150,214,971
Total U.S. Treasury Notes (cost $517,624,678)				517,624,678
Repurchase Agreements - 37.0%
Bank of Nova Scotia	0.26	40,000,000		40,000,000
dated 11/30/16, due 12/1/16 in the amount of $40,000,289 (fully collateralized by $38,216,488 U.S. Treasuries, 0.63%-8.13%, due 8/15/17-4/15/29, value $40,800,002)

6

Repurchase Agreements - 37.0% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
BNP Paribas	0.27	70,000,000	70,000,000
dated 11/30/16, due 12/1/16 in the amount of $70,000,525 (fully collateralized by $71,279,100 U.S. Treasuries, 0.71%-2.13%, due 4/30/18-7/31/20, value $71,400,026)
Credit Agricole CIB	0.26	199,000,000	199,000,000
dated 11/30/16, due 12/1/16 in the amount of $199,001,437 (fully collateralized by $214,940,136 U.S. Treasuries (including strips), 0%-8.50%, due 1/15/18-2/15/44, value $202,980,004)
HSBC USA Inc.	0.26	160,000,000	160,000,000
dated 11/30/16, due 12/1/16 in the amount of $160,001,156 (fully collateralized by $179,700,000 U.S. Treasuries, 2.50%, due 5/15/46, value $163,201,006)
Merrill Lynch & Co. Inc.	0.50	75,000,000 [c]	75,000,000
dated 11/7/16, due 3/5/17 in the amount of $75,001,042 (fully collateralized by $522,859,559 Agency Collateralized Mortgage Obligations, Interest Only, due 11/20/41-10/20/46, value $81,000,000)
Mizuho Securities USA	0.26	250,000,000	250,000,000
dated 11/30/16, due 12/1/16 in the amount of $250,001,806 (fully collateralized by $255,901,100 U.S. Treasuries (including strips), 0%-2.25%, due 5/4/17-11/15/25, value $255,000,066)

7

STATEMENT OF INVESTMENTS (continued)

Repurchase Agreements - 37.0% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Natixis New York Branch	0.26	200,000,000	200,000,000
dated 11/30/16, due 12/1/16 in the amount of $200,001,444 (fully collateralized by $194,713,615 U.S. Treasuries (including strips), 0%-8%, due 5/31/17-2/15/45, value $204,000,000)
Total Repurchase Agreements (cost $994,000,000)			994,000,000
Total Investments (cost $2,683,204,788)		99.9%	2,683,204,788
Cash and Receivables (Net)		.1%	3,791,220
Net Assets		100.0%	2,686,996,008

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of November 30, 2016 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At November 30, 2016, these securities amounted to $75,000,000 or 2.79% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	37.0
Federal Home Loan Bank	25.8
U.S. Treasury Notes	19.3
Federal Home Loan Mortgage Corp.	6.7
U.S. Treasury Bills	5.6
Federal Farm Credit Bank	2.1
Federal National Mortgage Association	1.9
U.S. Treasury Floating Rates Notes	1.5
99.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $994,000,000)—Note 1(b)	2,683,204,788	2,683,204,788
Cash		649,463
Interest receivable		3,645,292
Prepaid expenses		434,051
		2,687,933,594
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		837,972
Accrued expenses		99,614
		937,586
Net Assets ($)		2,686,996,008
Composition of Net Assets ($):
Paid-in capital		2,686,996,891
Accumulated net realized gain (loss) on investments		(883)
Net Assets ($)		2,686,996,008

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	107,596,488	2,570,107,157	9,292,363
Shares Outstanding	107,597,406	2,570,152,256	9,292,248
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Year Ended November 30, 2016

Investment Income ($):
Interest Income	6,145,924
Expenses:
Management fee—Note 2(a)	7,978,660
Shareholder servicing costs—Note 1 and Note 2(c)	4,563,831
Distribution, service and prospectus fees—Note 2(b)	3,251,696
Registration fees	160,025
Custodian fees—Note 2(c)	106,560
Directors’ fees and expenses—Note 2(d)	83,453
Professional fees	59,248
Prospectus and shareholders’ reports	32,838
Miscellaneous	41,971
Total Expenses	16,278,282
Less—reduction in expenses due to undertaking—Note 2(a)	(10,163,332)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(105,442)
Less—reduction in fees due to earnings credits—Note 2(c)	(18,173)
Net Expenses	5,991,335
Investment Income—Net, representing net increase in net assets resulting from operations	154,589

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2016	2015	[a]
Operations ($):
Investment income—net	154,589	410
Net realized gain (loss) on investments	-	(883)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,589	(473)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(7,787)	(4)
Class B	(146,547)	(406)
Dreyfus Class	(255)	-
Total Dividends	(154,589)	(410)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	752,861,561	104,159,614
Class B	4,057,321,716	2,222,575,470
Dreyfus Class	14,256,396	1,040,000
Dividends reinvested:
Class A	7,666	4
Class B	145,455	406
Dreyfus Class	191	-
Cost of shares redeemed:
Class A	(686,529,314)	(99,605,607)
Class B	(2,719,553,144)	(2,075,055,173)
Dreyfus Class	(6,004,339)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,412,506,188	153,114,714
Total Increase (Decrease) in Net Assets	1,412,506,188	153,113,831
Net Assets ($):
Beginning of Period	1,274,489,820	1,121,375,989
End of Period	2,686,996,008	1,274,489,820

[a]Effective September 1, 2015, the fund commenced offering Dreyfus Class shares.
See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.82	.82	.80	.76
Ratio of net expenses to average net assets	.40	.12	.07	.13	.15
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	107,596	41,256	36,702	43,994	177,485

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

12

	Year Ended November 30,
Class B Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03	1.03	1.04	1.03	1.03
Ratio of net expenses to average net assets	.37	.12	.07	.12	.15
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	2,570,107	1,232,194	1,084,674	1,105,250	1,524,184

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Dreyfus Class	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.000[b]	-
Distributions:
Dividends from investment income—net	(.000)[b]	-
Net asset value, end of period	1.00	1.00
Total Return (%)	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.55[d]
Ratio of net expenses to average net assets	.42	.15[d]
Ratio of net investment income to average net assets	.01	-
Net Assets, end of period ($ x 1,000)	9,292	1,040

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 19 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (5 billion shares authorized), Class B (6 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2016, sub-accounting service fees amounted to $757,275 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

15

NOTES TO FINANCIAL STATEMENTS (continued)

In 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “government money market fund” as that term is defined in the amended rules. As a government money market fund, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, or repurchase agreements collateralized solely by cash and/or government securities, or cash.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

16

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,683,204,788
Level 3 - Significant Unobservable Inputs	-
Total	2,683,204,788

† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

17

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

18

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. The fund has $883 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2016 and November 30, 2015 were all ordinary income.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2016, there was no expense reimbursement pursuant to the Agreement.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $10,163,332 during the period ended November 30, 2016.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing

19

NOTES TO FINANCIAL STATEMENTS (continued)

relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2016, Class A shares were charged $160,087 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2016, Class B shares were charged $3,091,609 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2016, Class A and Dreyfus Class shares were charged $10,001 and $0, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other

20

information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2015 through November 30, 2016 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2016, Class B shares were charged $3,786,636 pursuant to the Class B Shareholder Services Plan, of which $105,442 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $8,595 for transfer agency services and $375 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $167.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $106,560 pursuant to the custody agreement. These fees were partially offset by earnings credits of $18,006.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2016, the fund was charged $253 pursuant to the

21

NOTES TO FINANCIAL STATEMENTS (continued)

agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2016, the fund was charged $9,629 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,088,274, Distribution Plan fees $433,887, Shareholder Services Plan fees $622,504, custodian fees $75,534, Chief Compliance Officer fees $6,501 and transfer agency fees $2,784, which are offset against an expense reimbursement currently in effect in the amount of $1,391,512.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
General Government Securities Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Government Securities Money Market Fund (one of the series comprising General Government Securities Money Market Funds, Inc.) as of November 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 26, 2017

23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended November 30, 2016 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 63.43% of the ordinary income dividends paid during its fiscal year ended November 30, 2016 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 19, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or one basis point

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when it was below the Performance Universe median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was zero and the fund’s total expenses were slightly above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

26

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

27

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Peggy C. Davis (73)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (77)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

28

Nathan Leventhal (73)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

30

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

31

NOTES

32

NOTES

33

For More Information

General Government Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GGSXX Class B: GSBXX Dreyfus Class: GGDXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0975AR1116

General Treasury Securities Money Market Fund

ANNUAL REPORT November 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury Securities Money Market Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for General Treasury Securities Money Market Fund, covering the 12-month period from December 1, 2015 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite bouts of market volatility stemming from various global economic developments. In December 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through November 30, 2016, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2016, General Treasury Securities Money Market Fund’s Class A shares produced a yield of 0.01%, and Class B shares yielded 0.01%. Taking into account the effects of compounding, the fund’s Class A shares and Class B shares produced effective yields of 0.01% and 0.01%, respectively, for the same period. From their inception on December 4, 2015 and the reporting period’s end on November 30, 2016, the fund’s Dreyfus Class shares produced an annualized yield of 0.01% and an annualized effective yield of 0.01%.1

International economic conditions and low inflation prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged between an initial rate hike in December 2015 and the end of the reporting period, but money market yields climbed modestly in anticipation of a widely expected rate hike in December 2016.

Effective April 15, 2016, the fund’s name changed from General Treasury Prime Money Market Fund to General Treasury Securities Money Market Fund.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

U.S. Economy Gathered Momentum

The reporting period began in the midst of global economic headwinds, but the U.S. economy continued to grow as domestic labor markets strengthened in December 2015 with a 5.0% unemployment rate and 271,000 new jobs created. The Fed responded in mid-December to the improving labor market by hiking the federal funds rate 25 basis points to between 0.25% and 0.50%.

An economic slowdown in China, plunging commodity prices, and global stock market declines in January 2016 sparked a flight to quality among investors, yet U.S. economic data remained positive when the unemployment rate slid to 4.9% and 172,000 jobs were added. Employment data improved further in February with 242,000 new jobs and a steady unemployment rate. Manufacturing activity expanded in March for the first time in six months due to surging order volumes and rebounding raw materials prices, but the unemployment rate returned to 5.0% despite the creation of 186,000 new jobs. The U.S. economy grew at a 1.1% annualized rate over the first quarter of 2016.

April saw the addition of 144,000 new jobs, and the unemployment rate remained unchanged. In contrast, manufacturing and utility output advanced strongly, and inflation accelerated amid recovering energy prices. Economic data were mixed in May when only 24,000 new jobs were created while the unemployment rate declined to 4.7% as workers left the labor force. Investors remained cautious in June due to uncertainty surrounding a referendum in Great Britain to leave the European Union. Meanwhile, an unexpectedly

3

DISCUSSION OF FUND PERFORMANCE (continued)

robust 271,000 jobs were created during the month and the unemployment rate increased to 4.9%. Nonetheless, U.S. GDP grew at only a 1.4% annualized rate over the second quarter.

Robust job growth continued in July with the addition of 252,000 positions, an unchanged unemployment rate, and higher average hourly earnings. The manufacturing and services sectors continued to expand, but at slower rates. August brought more disappointing economic news, including a decline in new job creation to 176,000 positions. Activity in the manufacturing sector contracted in August after five consecutive months of expansion. In September, 208,000 new jobs were added even as the unemployment rate ticked higher to 5.0%. U.S. GDP grew at a relatively robust 3.2% annualized rate for the third quarter overall.

The financial markets proved volatile during October due to political uncertainty ahead of the U.S. election, but economic data generally remained positive. The unemployment rate ticked lower to 4.9% as an estimated 142,000 jobs were created, and quarterly corporate earnings came in higher than most analysts expected. November saw a post-election rally in most financial markets when investors looked forward to new fiscal and tax policies. Consumer confidence rose to its highest level since July 2007, and the unemployment rate slid to 4.6% while 178,000 new jobs were created.

Fed Hikes Short-Term Rates

Just weeks after the reporting period’s end, the Fed raised the federal funds rate by another 0.25 percentage points to between 0.50% and 0.75% “in view of realized and expected labor market conditions and inflation.” This increase was widely anticipated by investors, and money market yields already had climbed modestly to reflect the higher benchmark rate. While many analysts expect the Fed to raise short-term rates further in 2017, any increases are likely to be modest and gradual.

Therefore, we have maintained the fund’s weighted average maturity in a range that is consistent with industry averages, and we have retained our longstanding focus on liquidity.

December 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield and annualized effective yield are based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Securities Money Market Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$1.50	$1.70	$1.90
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$1.52	$1.72	$1.92
Ending value (after expenses)	$1,023.50	$1,023.30	$1,023.10

† Expenses are equal to the fund’s annualized expense ratio of .30% for Class A, .34% for Class B and .38% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
November 30, 2016

U.S. Treasury Bills - 59.5%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
12/1/16	0.28	177,000,000		177,000,000
12/8/16	0.31	192,000,000		191,988,258
12/15/16	0.22	24,000,000		23,997,923
12/22/16	0.23	198,000,000		197,973,391
12/29/16	0.31	432,000,000		431,897,528
1/5/17	0.23	114,000,000		113,974,508
1/12/17	0.35	211,000,000		210,914,921
1/19/17	0.33	153,000,000		152,930,406
2/9/17	0.37	18,200,000		18,186,906
2/16/17	0.51	450,000,000		449,512,333
2/23/17	0.47	350,000,000		349,613,250
3/16/17	0.46	28,000,000		27,962,433
Total U.S. Treasury Bills (cost $2,345,951,857)				2,345,951,857
U.S. Treasury Floating Rate Notes - 8.7%
12/1/16	0.66	150,000,000	[a]	150,008,358
12/1/16	0.73	20,000,000	[a]	19,987,624
12/1/16	0.73	175,000,000	[a]	175,071,120
Total U.S. Treasury Floating Rate Notes (cost $345,067,102)				345,067,102
U.S. Treasury Notes - 36.0%
12/31/16	0.39	200,000,000		200,500,973
1/31/17	0.32	250,000,000		251,155,299
1/31/17	0.33	100,000,000		100,026,873
1/31/17	0.42	75,000,000		75,055,278
2/15/17	0.40	339,000,000		341,946,397
2/28/17	0.48	299,000,000		299,286,126
2/28/17	0.48	100,000,000		100,004,128
2/28/17	0.48	50,000,000		50,308,645
Total U.S. Treasury Notes (cost $1,418,283,719)				1,418,283,719
Total Investments (cost $4,109,302,678)		104.2%		4,109,302,678
Liabilities, Less Cash and Receivables		(4.2%)		(167,497,743)
Net Assets		100.0%		3,941,804,935

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

6

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	59.5
U.S. Treasury Notes	36.0
U.S. Treasury Floating Rate Notes	8.7
104.2

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	4,109,302,678	4,109,302,678
Cash		1,666,341
Interest receivable		11,663,663
Receivable for shares of Common Stock subscribed		1,104
Prepaid expenses		478,944
		4,123,112,730
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,145,874
Payable for investment securities purchased		179,949,600
Payable for shares of Common Stock redeemed		20,434
Accrued expenses		191,887
		181,307,795
Net Assets ($)		3,941,804,935
Composition of Net Assets ($):
Paid-in capital		3,941,739,619
Accumulated net realized gain (loss) on investments		65,316
Net Assets ($)		3,941,804,935

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	8,809,769	3,381,128,891	551,866,275
Shares Outstanding	8,809,767	3,381,075,690	551,568,278
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Year Ended November 30, 2016

Investment Income ($):
Interest Income	11,182,687
Expenses:
Management fee—Note 2(a)	18,110,387
Shareholder servicing costs—Note 1 and Note 2(c)	9,665,327
Distribution, service and prospectus fees—Note 2(b)	6,260,978
Registration fees	373,074
Directors’ fees and expenses—Note 2(d)	218,458
Custodian fees—Note 2(c)	168,873
Prospectus and shareholders’ reports	88,144
Professional fees	78,662
Miscellaneous	64,382
Total Expenses	35,028,285
Less—reduction in expenses due to undertaking—Note 2(a)	(24,105,473)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(83,379)
Less—reduction in fees due to earnings credits—Note 2(c)	(4,700)
Net Expenses	10,834,733
Investment Income—Net	347,954
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	82,328
Net Increase in Net Assets Resulting from Operations	430,282

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2016	[a]	2015
Operations ($):
Investment income—net	347,954		902
Net realized gain (loss) on investments	82,328		(13,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	430,282		(12,555)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,322)		(5)
Class B	(295,715)		(897)
Dreyfus Class	(50,917)		-
Total Dividends	(347,954)		(902)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	23,235,995		48,897,053
Class B	8,078,070,096		6,813,589,052
Dreyfus Class	942,664,577		-
Net assets received in connection with reorganization—Note 1	600,141,194		-
Dividends reinvested:
Class A	1,192		5
Class B	291,738		897
Dreyfus Class	37,424		-
Cost of shares redeemed:
Class A	(33,157,849)		(54,341,389)
Class B	(7,577,260,453)		(6,309,629,165)
Dreyfus Class	(990,989,033)		-
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,043,034,881		498,516,453
Total Increase (Decrease) in Net Assets	1,043,117,209		498,502,996
Net Assets ($):
Beginning of Period	2,898,687,726		2,400,184,730
End of Period	3,941,804,935		2,898,687,726

[a]On December 4, 2015, the fund commenced offering Dreyfus Class shares.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74	.76	.74	.73	.73
Ratio of net expenses to average net assets	.26	.04	.04	.08	.07
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	8,810	18,730	24,175	28,632	321,947

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class B Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03	1.03	1.03	1.03	1.03
Ratio of net expenses to average net assets	.30	.04	.04	.07	.07
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	3,381,129	2,879,958	2,376,010	2,218,418	2,467,862

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

12

Year Ended
Dreyfus Class Shares	November 30, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net[b]	.000
Distributions:
Dividends from investment income—net[b]	(.000)
Net asset value, end of period	1.00
Total Return (%)	.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]
Ratio of net expenses to average net assets	.32[d]
Ratio of net investment income to average net assets	.01[d]
Net Assets, end of period ($ x 1,000)	551,866

a From December 4, 2015 (commencement of initial offering) to November 30, 2016.
b  Amount represents less than $.001 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on December 4, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus 100% U.S. Treasury Money Market Fund were transferred to the fund in exchange for shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus 100% U.S. Treasury Money Market Fund received the fund’s Dreyfus Class shares in an amount equal to the aggregate net asset value of their investment in Dreyfus 100% U.S. Treasury Money Market Fund at the time of the exchange. The net asset value of the fund’s shares on the close of business on December 4, 2015, after the reorganization was $1.00, and a total of 600,141,194 shares were issued to shareholders of Dreyfus 100% U.S. Treasury Money Market Fund in the exchange.

The net assets as of the merger date for Dreyfus 100% U.S. Treasury Money Market Fund and the fund, were as follows:

Net Assets ($)
Dreyfus 100% U.S. Treasury Money Market Fund	600,141,194
General Treasury Securities Money Market Fund	2,894,646,590
Total	3,494,787,784

14

Assuming the merger had been completed on December 1, 2015, the fund’s pro forma results in the Statement of Operations during the period ended November 30, 2016 would be as follows:

Net investment income	$348,194	[1]
Net realized gain (loss) on investments	$82,336	[2]
Net increase (decrease) in net assets resulting from operations	$430,530

1 $347,954 as reported in the Statement of Operations plus $240 Dreyfus 100% U.S. Treasury Money Market Fund, pre-merger.
2 $82,328 as reported in the Statement of Operations plus $8 Dreyfus 100% U.S. Treasury Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Dreyfus 100% U.S. Treasury Money Market Fund that have been included in the fund’s Statement of Operations since December 4, 2015.

On December 4, 2015, the fund commenced offering Dreyfus Class shares. The fund’s authorized shares were increased from 9 billion to 17 billion and 8 billion Dreyfus Class shares were authorized.

The Board approved, effective April 15, 2016, a proposal to change the name of of the fund from“General Treasury Prime Money Market Fund” to “General Treasury Securities Money Market Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 17 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (8 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2016, sub-accounting service fees amounted to $1,537,174 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized

15

NOTES TO FINANCIAL STATEMENTS (continued)

gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

In 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “government money market fund” as that term is defined in the amended rules. As a government money market fund, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, or repurchase agreements collateralized solely by cash and/or government securities, or cash.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

16

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,109,302,678
Level 3 - Significant Unobservable Inputs	-
Total	4,109,302,678

† See Statement of Investments for additional detailed categorizations.

17

NOTES TO FINANCIAL STATEMENTS (continued)

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2016 and November 30, 2015 were all ordinary income.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

18

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2016, there was no expense reimbursement pursuant to the Agreement.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $24,105,473 during the period ended November 30, 2016.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2016, Class A shares were charged $28,427 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of

19

NOTES TO FINANCIAL STATEMENTS (continued)

additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2016, Class B shares were charged $6,232,551 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

Dreyfus had undertaken from December 1, 2015 through November 30, 2016 to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2016, Class A and Dreyfus Class shares were charged $646 and $297,013 pursuant to the Shareholder Services Plan. The fund was reimbursed $816 by Dreyfus for Class A shares.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2015 through November 30, 2016 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are

20

voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2016, Class B shares were charged $7,685,904 pursuant to the Class B Shareholder Services Plan, of which $82,563 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $116,287 for transfer agency services and $6,384 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,839.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $168,873 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,861.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2016, the fund was charged $4,324 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2016, the fund was charged $9,629 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,581,469, Distribution Plan fees $542,353, Shareholder Services Plan fees $810,830, custodian fees $124,219, Chief Compliance Officer fees $6,501 and transfer agency fees $22,159, which are offset against an expense reimbursement currently in effect in the amount of $1,941,657.

21

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
General Treasury Securities Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Treasury Securities Money Market Fund (formerly, General Treasury Prime Money Market Fund) (one of the series comprising General Government Securities Money Market Funds, Inc.) as of November 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury Securities Money Market Fund at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 26, 2017

23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended November 30, 2016 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended November 30, 2016 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 19, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or one basis point below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when it was below the Performance Universe median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was zero and the fund’s total expenses were below the Expense Group and the Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of

26

economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

27

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Peggy C. Davis (73)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (77)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

28

Nathan Leventhal (73)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

30

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

31

NOTES

32

NOTES

33

For More Information

General Treasury Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GTAXX Class B: GTBXX Dreyfus Class: GTFXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0387AR1116

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $66,062 in 2015 and $67,712 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,546 in 2015 and $12,860 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,737 in 2015 and $8,173 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $421 in 2015 and $1,031 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,802,219 in 2015 and $21,065,758 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)